February 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	SEI Exchange Traded Funds: Initial Registration Statement on Form N-1A (File Nos. 333-260611 and 811-23754)

Ladies and Gentlemen:

On behalf of our client, SEI Exchange Traded Funds (the “Trust”), we are filing the Trust’s Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended and the Securities Act of 1933, as amended (the “Registration Statement”).

The purpose of the filing is to incorporate U.S. Securities and Exchange Commission staff comments and include additional information in the Registration Statement. Please note that the Trust expects to file at least one more pre-effective amendment prior to requesting acceleration of the effective date of the Registration Statement

Please contact me at (215) 963-4969 should you have any questions or comments.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001